Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Revenues [Abstract]
Revenues
Revenues are comprised of the following:

	Year Ended December 31
	2018	2019	2020
Time charter revenue	$191,977	$202,400	$198,382
Voyage charter revenue	1,113	—	2,603
Other income	8,458	4,282	5,050
Total	201,548	206,682	206,035